Average Annual Total Returns - BTS Enhanced Equity Income Fund	12 Months Ended	15 Months Ended	18 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		17.66%
BTS Enhanced Equity Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	(0.08%)	(4.95%)
Performance Inception Date	Oct. 04, 2024
BTS Enhanced Equity Income Fund - Class A | Return before taxes without a sales load
Prospectus [Line Items]
Average Annual Return, Percent	3.81%	(1.97%)
BTS Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	4.12%		3.72%
Performance Inception Date	Jun. 28, 2024
BTS Enhanced Equity Income Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.33%		2.93%
BTS Enhanced Equity Income Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.43%		2.56%

[1]	The Inception date of the Class I Shares is June 28, 2024. The Inception date of the Class A Shares is October 4, 2024.